Share-Based Compensation (Summary Of Activity Of Performance-Based Restricted Shares And Cash Performance Units Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested balance, Beginning of period			36,247
Granted
Vested		0	(15,959)
Forfeited			(20,288)
Unvested balance, Ending
Unvested balance, Weighted-Average Grant Date Fair Value, beginning of period			$ 50.15
Unvested balance, Weighted-Average Grant Date Fair Value, end of period
Cash Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested balance, Beginning of period		0	23,941
Granted
Vested	0	0	(10,550)
Forfeited			(13,391)
Unvested balance, Ending			0
Unvested balance, Weighted-Average Grant Date Fair Value, beginning of period		$ 0.00	$ 50.15
Unvested balance, Weighted-Average Grant Date Fair Value, end of period			$ 0.00